Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net Income	$ 1,548,851,000	$ 1,313,149,000	$ 1,259,808,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	775,945,000	717,322,000	699,328,000
Change in deferred taxes, net	(5,628,000)	(45,452,000)	113,790,000
(Gain) loss on sale of fixed assets	2,317,000	2,318,000	(2,654,000)
Stock Option Compensation Expense	30,176,000	12,323,000	8,507,000
Cash outflow from hedging	58,608,000	17,776,000	(23,123,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	242,289,000	330,960,000	157,411,000
Inventories, net	66,668,000	301,009,000	85,758,000
Prepaid expenses, other current and non-current assets	(53,751,000)	(47,997,000)	24,179,000
Accounts receivable, related parties	79,445,000	300,000	118,800,000
Accounts payable, related parties	133,653,000	27,208,000	113,822,000
Accounts payable, accrued expenses and other current and non-current liabilities	45,729,000	548,955,000	121,424,000
Income tax payable	6,732,000	(9,092,000)	(94,916,000)
Net cash provided by (used in) operating activities	2,139,882,000	1,960,047,000	1,861,392,000
Investing Activities:
Purchases of property, plant and equipment	(1,029,992,000)	(952,943,000)	(931,627,000)
Proceeds from sale of property, plant and equipment	17,662,000	17,408,000	11,673,000
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	577,581,000	316,810,000	1,779,058,000
Proceeds from divestitures	210,584,000	251,660,000	8,257,000
Net cash (used in) provided by investing activities	(1,379,327,000)	(1,000,685,000)	(2,690,755,000)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	891,266,000	287,526,000	197,481,000
Repayments of short-term borrowings and other financial liabilities	379,119,000	313,872,000	171,889,000
Proceeds from short-term borrowings from related parties	137,588,000	58,804,000	303,695,000
Repayments of short-term borrowings from related parties	(153,638,000)	(44,270,000)	(358,638,000)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $178,593 in 2012 and $127,854 in 2011)	2,292,000	6,035,000	2,910,611,000
Repayments of long-term debt and capital lease obligations	732,874,000	324,855,000	1,647,978,000
Increase (decrease) of accounts receivable securitization program	(124,000,000)	290,750,000	9,500,000
Proceeds from exercise of stock options	49,065,000	94,166,000	107,047,000
Payment of dividends [N]	277,176,000	263,244,000	317,903,000
Distributions to Noncontrolling interests	(325,762,000)	(284,474,000)	(250,271,000)
Contributions from noncontrolling interests	79,597,000	67,395,000	42,356,000
Net cash (used in) provided by financing activities	(584,761,000)	(1,007,539,000)	805,011,000
Effect of exchange rate changes on cash and cash equivalents	21,939,000	(36,178,000)	(24,570,000)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	197,733,000	(84,355,000)	(48,922,000)
Cash and cash equivalents at beginning of period	549,500,000	633,855,000	682,777,000
Cash and cash equivalents at end of period	$ 747,233,000	$ 549,500,000	$ 633,855,000